Goodwill (Tables)	6 Months Ended
Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

	Six Months Ended	Year Ended
	June 30, 2023	December 31, 2022
	(in thousands)
Opening balance	$8,971,670	$9,037,931
Current period acquisition	13,379	—
Prior period acquisition	—	(35,692)
Foreign exchange movement	8,534	(30,569)

Closing balance	$8,993,583	$8,971,670